Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 317,422	¥ 187,640	¥ 206,336	¥ 322,537
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	422,065	234,190
Prior service cost	(14,765)	(25,814)
Gross amount recognized in Accumulated OCI	407,300	208,376
Taxes	(168,456)	(100,391)
Net amount recognized in Accumulated OCI	238,844	107,985
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	139,301	141,359
Prior service cost	(15,727)	(17,762)
Gross amount recognized in Accumulated OCI	123,574	123,597
Taxes	(48,222)	(48,325)
Net amount recognized in Accumulated OCI	75,352	75,272
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	13,380	11,891
Prior service cost	(2,018)	(2,941)
Gross amount recognized in Accumulated OCI	11,362	8,950
Taxes	(3,974)	(2,726)
Net amount recognized in Accumulated OCI	¥ 7,388	¥ 6,224